Condensed Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member] Agrico Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member] Agrico Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Agrico Acquisition Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Agrico Acquisition Corp [Member]	AOCI Attributable to Parent [Member]	Total	Agrico Acquisition Corp [Member]
Beginning balance at Dec. 31, 2019		$ 1,000			$ 22,140,000		$ (13,892,000)			$ 8,249,000
Balance, shares at Dec. 31, 2019		6,193,186
Issuance of shares					140,619,000					140,619,000
Issuance of shares (in shares)		7,812,413
Conversion of loan to common stock					3,297,000					3,297,000
Conversion of loan to common stock, shares		567,051
Share-based compensation expense					996,000					996,000
Net loss							(8,657,000)			(8,657,000)
Currency translation adjustments									(378,000)	(378,000)
Ending balance at Dec. 31, 2020		$ 1,000			167,052,000		(22,549,000)	$ (9,672)	(378,000)	144,126,000	$ (9,672)
Balance, shares at Dec. 31, 2020		14,572,650
Beginning balance at Jul. 30, 2020
Balance, shares at Jul. 30, 2020
Net loss								(9,672)			(9,672)
Ending balance at Dec. 31, 2020		$ 1,000			167,052,000		(22,549,000)	(9,672)	(378,000)	144,126,000	(9,672)
Balance, shares at Dec. 31, 2020		14,572,650
Issuance of shares		$ 1,000			39,011,000					39,012,000
Issuance of shares (in shares)		520,375
Share-based compensation expense					434,000					434,000
Net loss							(4,903,000)			(4,903,000)
Issuance of Class B ordinary shares to Sponsor	[1]			$ 359		24,641					25,000
Issuance of Class B ordinary shares to Sponsor (1), shares				3,593,750
Ending balance at Mar. 31, 2021		$ 2,000		$ 359	206,497,000	24,641	(27,452,000)	(9,672)	(378,000)	178,669,000	15,328
Balance, shares at Mar. 31, 2021		15,093,025		3,593,750
Beginning balance at Dec. 31, 2020		$ 1,000			167,052,000		(22,549,000)	(9,672)	(378,000)	144,126,000	(9,672)
Balance, shares at Dec. 31, 2020		14,572,650
Net loss										(12,580,000)
Currency translation adjustments
Ending balance at Jun. 30, 2021		$ 2,000			207,065,000		(35,128,000)		(378,000)	171,561,000
Balance, shares at Jun. 30, 2021		15,093,025
Beginning balance at Dec. 31, 2020		$ 1,000			167,052,000		(22,549,000)	(9,672)	(378,000)	144,126,000	(9,672)
Balance, shares at Dec. 31, 2020		14,572,650
Issuance of shares		$ 1,000			161,457,000					161,458,000
Issuance of shares (in shares)		4,373,917
Share-based compensation expense					2,565,000					2,565,000
Issuance of Private Placement warrants, net of offering costs						7,226,565					7,226,565
Fair value of public warrants, net of offering costs						4,973,703					4,973,703
Issuance of non-redeemable representative shares			$ 14			1,437,486					1,437,500
Issuance of non-redeemable representative shares (in shares)			143,750
Re-measurement of Class A ordinary shares carrying value to redemption value						(13,662,395)		(4,161,654)			(17,824,049)
Net loss							(40,057,000)	(372,974)		(40,057,000)	(372,974)
Currency translation adjustments									(1,169,000)	(1,169,000)
Issuance of Class B ordinary shares to Sponsor				$ 359		24,641					25,000
Issuance of Class B ordinary shares to Sponsor (1), shares				3,593,750
Ending balance at Dec. 31, 2021		$ 2,000	$ 14	$ 359	331,074,000		(62,606,000)	(4,544,300)	(1,547,000)	266,923,000	(4,543,927)
Balance, shares at Dec. 31, 2021		18,946,567	143,750	3,593,750
Beginning balance at Mar. 31, 2021		$ 2,000		$ 359	206,497,000	24,641	(27,452,000)	(9,672)	(378,000)	178,669,000	15,328
Balance, shares at Mar. 31, 2021		15,093,025		3,593,750
Share-based compensation expense					568,000					568,000
Net loss							(7,676,000)			(7,676,000)
Currency translation adjustments
Ending balance at Jun. 30, 2021		$ 2,000			207,065,000		(35,128,000)		(378,000)	171,561,000
Balance, shares at Jun. 30, 2021		15,093,025
Beginning balance at Dec. 31, 2021		$ 2,000	$ 14	$ 359	331,074,000		(62,606,000)	(4,544,300)	(1,547,000)	266,923,000	(4,543,927)
Balance, shares at Dec. 31, 2021		18,946,567	143,750	3,593,750
Share-based compensation expense					812,000					812,000
Net loss							(16,318,000)	(379,541)		(16,318,000)	(379,541)
Currency translation adjustments									(1,230,000)	(1,230,000)
Ending balance at Mar. 31, 2022		$ 2,000	$ 14	$ 359	331,886,000		(78,924,000)	(4,923,841)	(2,777,000)	250,187,000	(4,923,468)
Balance, shares at Mar. 31, 2022		18,946,567	143,750	3,593,750
Beginning balance at Dec. 31, 2021		$ 2,000	$ 14	$ 359	331,074,000		(62,606,000)	(4,544,300)	(1,547,000)	266,923,000	(4,543,927)
Balance, shares at Dec. 31, 2021		18,946,567	143,750	3,593,750
Net loss										(94,973,000)
Currency translation adjustments										(10,521,000)
Ending balance at Jun. 30, 2022		$ 2,000			305,826,000		(157,579,000)		(12,068,000)	136,181,000
Balance, shares at Jun. 30, 2022		21,377,828
Beginning balance at Mar. 31, 2022		$ 2,000	$ 14	$ 359	331,886,000		(78,924,000)	$ (4,923,841)	(2,777,000)	250,187,000	$ (4,923,468)
Balance, shares at Mar. 31, 2022		18,946,567	143,750	3,593,750
Issuance of shares					2,381,000					2,381,000
Issuance of shares (in shares)		463,610
Share-based compensation expense					7,985,000					7,985,000
Issuance of earnout shares					(31,026,000)					(31,026,000)
Recapitalization transaction					(5,400,000)					(5,400,000)
Recapitalization transaction (in shares)		1,967,651
Net loss							(78,655,000)			(78,655,000)
Currency translation adjustments									(9,291,000)	(9,291,000)
Ending balance at Jun. 30, 2022		$ 2,000			$ 305,826,000		$ (157,579,000)		$ (12,068,000)	$ 136,181,000
Balance, shares at Jun. 30, 2022		21,377,828

[1]	Includes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.